United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	STIAX
B	SINBX
C	SINCX
F	STFSX
Institutional	STISX
R6	STILX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	63.8%
Mortgage-Backed Securities[3]	13.1%
Foreign Government Securities	9.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.6%
U.S. Treasury Security	0.6%
Derivative Contracts[4]	0.0%[5]
Other Security Types[6]	3.9%
Cash Equivalents[7]	3.9%
Other Assets and Liabilities—Net[8]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stock, preferred stock and purchased options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—5.0%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$155,328
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,642,523
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	159,525
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	236,172
		TOTAL	2,193,548
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	432,196
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	227,565
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	181,930
		TOTAL	841,691
		Basic Industry - Paper—0.0%
250,000	[2,3,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
67,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	70,618
		TOTAL	70,618
		Capital Goods - Aerospace & Defense—0.1%
250,000	[1,5]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	253,905
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	200,061
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	212,722
		TOTAL	666,688
		Capital Goods - Building Materials—0.0%
100,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	107,180
		Capital Goods - Diversified Manufacturing—0.0%
300,000	[1,5]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	305,722
		Communications - Cable & Satellite—0.1%
190,000	[1,5]	CCO Safari II LLC, Sec. Fac. Bond, Series 144A, 5.375%, 05/01/2047	198,744
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	305,767
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	204,256
		TOTAL	708,767
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	306,228
200,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	210,939
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	$192,570
		TOTAL	709,737
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	276,221
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	213,457
		TOTAL	489,678
		Communications - Telecom Wirelines—0.2%
300,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	309,330
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	264,636
150,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	153,690
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	190,042
427,000	[1,5]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 04/15/2049	431,308
		TOTAL	1,349,006
		Consumer Cyclical - Automotive—0.1%
200,000	[1,5]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	203,434
200,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	188,786
250,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	244,049
200,000	[1,5]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	200,997
		TOTAL	837,266
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	320,521
185,000		AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	187,185
300,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	314,803
140,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	143,979
		TOTAL	966,488
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	205,419
200,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	205,048
		TOTAL	410,467
		Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	[1,5]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	194,301
300,000	[1,5]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	309,085
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$90,000	[1,5]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	$91,771
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	134,333
140,000	[1,5]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	136,775
250,000		PepsiCo, Inc., 2.750%, 04/30/2025	249,170
50,000	[1,5]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	51,802
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	324,383
		TOTAL	1,491,620
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	210,253
200,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	203,672
120,000		Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	122,825
		TOTAL	536,750
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	102,189
100,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	106,804
67,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	71,270
200,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	204,941
100,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.200%, 07/21/2021	98,133
100,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	94,096
		TOTAL	677,433
		Consumer Non-Cyclical - Supermarkets—0.0%
200,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	200,427
		Consumer Non-Cyclical - Tobacco—0.0%
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	123,937
		Energy - Independent—0.1%
320,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	359,868
200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	204,298
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	213,330
100,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	98,347
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	199,538
		TOTAL	1,075,381
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.1%
$200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	$210,103
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	315,347
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	89,368
70,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	69,209
		TOTAL	684,027
		Energy - Midstream—0.2%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	321,001
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	262,887
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	226,932
160,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	162,772
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	115,987
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	102,556
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	316,224
		TOTAL	1,508,359
		Energy - Oil Field Services—0.1%
200,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	206,000
200,000	[1,5]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	211,547
200,000		Weatherford International Ltd., 5.125%, 09/15/2020	201,500
		TOTAL	619,047
		Energy - Refining—0.1%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	215,775
200,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	243,848
		TOTAL	459,623
		Financial Institution - Banking—1.0%
275,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	275,344
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	305,965
200,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	201,888
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	510,648
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	201,874
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	198,071
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 04/25/2022	200,352
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	566,785
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	$283,138
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	398,674
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	339,261
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	374,059
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	413,576
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	211,216
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	820,611
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	200,745
800,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 01/20/2027	807,572
657,686	[1,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	453,106
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	256,323
200,000		SunTrust Bank, Sub. Note, 3.300%, 05/15/2026	197,150
155,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	156,743
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	403,770
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	340,835
		TOTAL	8,117,706
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	219,097
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	502,290
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	201,252
		TOTAL	922,639
		Financial Institution - Finance Companies—0.1%
150,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	154,457
170,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	177,976
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	202,299
		TOTAL	534,732
		Financial Institution - Insurance - Life—0.3%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	211,821
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	423,450
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	321,727
300,000	[1,5]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	316,015
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$150,000	[1,5]	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	$159,188
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	436,489
200,000	[1,5]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	200,540
		TOTAL	2,069,230
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	324,644
400,000	[1,5]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	430,121
		TOTAL	754,765
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	196,929
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	309,840
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	102,096
		TOTAL	411,936
		Financial Institution - REIT - Office—0.0%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	92,172
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	51,270
		TOTAL	143,442
		Financial Institution - REIT - Other—0.0%
335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	351,371
		Financial Institution - REIT - Retail—0.0%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	190,448
		Technology—0.4%
200,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	206,089
400,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	405,989
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	107,939
200,000	[1,5]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	203,356
60,000	[1,5]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	63,288
180,000	[1,5]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	198,883
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,480
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	$310,828
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	355,620
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	96,449
600,000	[1,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	612,239
150,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	150,615
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	87,765
		TOTAL	2,923,540
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	207,240
230,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	220,948
		TOTAL	428,188
		Transportation - Services—0.0%
140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	141,340
		Utility - Electric—0.5%
400,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	423,136
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	477,836
400,000	[1,5]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	405,500
200,000	[1,5]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	201,823
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	317,840
150,000	[1,5]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	145,214
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/7/2024	111,614
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	411,897
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	66,767
350,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	352,718
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	319,987
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	245,880
140,000		Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	145,324
		TOTAL	3,625,536
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.0%
$120,000	[1,5]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	$125,468
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,997,135)	37,970,730
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.6%
1,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	1,233,097
1,000,000		Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	1,027,233
2,000,000	[1,5]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	2,072,659
390,000	[1,5]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	394,772
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,660,399)	4,727,761
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,613,778
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,139,741
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,035,486
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,028,497
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	618,779
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,647,357
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,524,171
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	917,095
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,049,502
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,576,393)	13,574,406
		COMMON STOCKS—3.9%
		Auto Components—0.3%
27,828	[2]	American Axle & Manufacturing Holdings, Inc.	420,481
27,296		Goodyear Tire & Rubber Co.	879,477
5,815		Lear Corp.	866,668
		TOTAL	2,166,626
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Building Products—0.1%
28,755	[2]	USG Corp.	$817,792
		Communications Equipment—0.1%
20,382	[2]	CommScope Holdings Co., Inc.	753,930
36,195	[2]	Mitel Networks Corp.	256,623
		TOTAL	1,010,553
		Consumer Finance—0.1%
39,320		Ally Financial, Inc.	728,993
		Containers & Packaging—0.7%
16,065		Ardagh Group SA	385,399
16,594	[2]	Berry Global Group, Inc.	962,286
72,818		Graphic Packaging Holding Co.	983,771
44,081	[2]	Owens-Illinois, Inc.	994,908
21,973		Sealed Air Corp.	976,041
17,518		WestRock Co.	953,330
		TOTAL	5,255,735
		Electronic Equipment Instruments & Components—0.3%
16,368		CDW Corp.	985,026
9,126	[2]	Zebra Technologies Co.	952,207
		TOTAL	1,937,233
		Food & Staples Retailing—0.1%
33,569	[2]	US Foods Holding Corp.	1,005,727
		Gas Utilities—0.1%
36,946		Suburban Propane Partners LP	873,403
		Health Care Providers & Services—0.1%
19,405	[2]	Tenet Healthcare Corp.	320,959
		Hotels Restaurants & Leisure—0.4%
24,805		Aramark	924,234
41,580	[2]	Eldorado Resorts, Inc.	862,785
39,217	[2]	La Quinta Holdings, Inc.	543,548
41,316	[2]	Penn National Gaming, Inc.	798,638
		TOTAL	3,129,205
		Independent Power and Renewable Electricity Producers—0.1%
50,115	[2]	Calpine Corp.	643,978
		Media—0.3%
61,425	[2]	Gray Television, Inc.	740,171
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Media—continued
5,845		Nexstar Media Group, Inc.	$334,334
13,440		Sinclair Broadcast Group, Inc.	435,456
300,383	[2]	Urban One, Inc.	600,766
		TOTAL	2,110,727
		Oil Gas & Consumable Fuels—0.2%
27,515	[2]	CVR Refining LP	266,895
23,869		Williams Partners LP	934,949
		TOTAL	1,201,844
		Paper & Forest Products—0.1%
15,804	[2]	Clearwater Paper Corp.	732,515
		Pharmaceuticals—0.2%
7,617	[2]	Mallinckrodt PLC	328,521
18,105	[2]	Prestige Brands Holdings, Inc.	912,130
		TOTAL	1,240,651
		Road & Rail—0.1%
26,235	[2]	Avis Budget Group, Inc.	600,519
		Semiconductors & Semiconductor Equipment—0.2%
16,055	[2]	Microsemi Corp.	788,461
32,667	[2]	Tower Semiconductor Ltd.	828,435
		TOTAL	1,616,896
		Specialty Retail—0.1%
59,512	[2]	Party City Holdco, Inc.	984,924
		Technology Hardware Storage & Peripherals—0.1%
21,650	[2]	NCR Corp.	834,175
		Textiles Apparel & Luxury Goods—0.1%
42,880		Hanesbrands, Inc.	885,472
		Trading Companies & Distributors—0.1%
23,946	[2]	HD Supply Holdings, Inc.	966,221
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,102,335)	29,064,148
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[2,3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value
	PURCHASED CALL OPTIONS—0.0%
10,000,000	JPM USD CALL/JPY PUT, Strike Price: $116.00; Expiration Date: 6/23/2017	$630
150,000	United States Treasury Bond Futures, Strike Price: $154.00, Expiration Date: 6/23/2017	171,094
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $93,638)	171,724
	PURCHASED PUT OPTIONS—0.0%
62,800	Russell 2000 Index, Strike Price: $1200; Expiration Date: 7/21/2017	160,140
7,200,000	JPM AUD PUT/USD CALL, Strike Price: $0.72; Expiration Date: 6/16/2017	2,606
10,000,000	JPM USD PUT/JPY CALL, Strike Price: $109.00; Expiration Date: 6/23/2017	39,710
150,000	United States Treasury Bond Futures, Strike Price: $147.00, Expiration Date: 6/23/2017	9,375
500,000	United States Treasury Note 10-Year Futures, Strike Price: $122.50, Expiration Date: 6/23/2017	7,813
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $528,114)	219,644
	INVESTMENT COMPANIES—87.6%[6]
	Finance—87.6%
19,967,532	Emerging Markets Core Fund	203,069,802
12,465,388	Federated Mortgage Core Portfolio	123,033,374
4,349,751	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[7]	4,351,056
51,545,022	High Yield Bond Portfolio	333,496,293
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $619,701,715)	663,950,525
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $698,663,129)[8]	749,679,338
	OTHER ASSETS AND LIABILITIES - NET—1.1%[9]	7,968,538
	TOTAL NET ASSETS—100%	$757,647,876
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 2-Year Long Futures	710	$153,703,907	September 2017	$44,220
[2]United States Treasury Note 5-Year Short Futures	200	$23,662,500	September 2017	$(43,751)
[2]United States Treasury Note 10-Year Short Futures	41	$5,178,172	September 2017	$(16,463)
[2]United States Treasury Note 10-Year Ultra Short Futures	245	$33,254,922	September 2017	$(190,104)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(206,098)
At May 31, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2017[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 26, Credit Default Swap	Buy	1.00%	6/20/2022	1.94%	$8,000,000	$350,001	$361,341	$(11,340)
At May 31, 2017, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[2]Goldman Sachs EUR CALL/USD PUT (Call Option)	June 2017	$1.11	10,000,000	$(153,955)
[2]Russell 2000 Index (Call Option)	June 2017	$1,430.00	94	$(8,930)
2JPM AUD CALL/USD PUT (Call Option)	June 2017	$0.75	7,500,000	$(18,652)
2JPM USD CALL/JPY PUT (Call Option)	June 2017	$114.00	10,000,000	$(6,210)
[2]United States Treasury Bond (Call Option)	June 2017	$152.00	300	$(698,437)
[2]United States Treasury Note 10-Year Futures (Call Option)	June 2017	$125.00	500	$(710,938)
[2]Goldman Sachs EUR PUT/USD CALL (Put Option)	June 2017	$1.11	10,000,000	$(15,918)
[2]Russell 2000 Index (Put Option)	June 2017	$1,350.00	110	$(93,500)
2JPM AUD PUT/USD CALL (Put Option)	June 2017	$0.74	7,400,000	$(34,003)
2JPM USD PUT/JPY CALL (Put Option)	June 2017	$112.00	10,000,000	$(159,050)
(Premiums Received $1,716,956)				$(1,899,593)
Semi-Annual Shareholder Report

Net Unrealized Appreciation/Depreciation on Futures, Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $10,214,086, which represented 1.3% of total net assets.
2	Non-income-producing security.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (“The Directors”).
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Directors. At May 31, 2017, these liquid restricted securities amounted to $8,118,457, which represented 1.1% of total net assets.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $698,774,168.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$27,521,793	$—	$—	$27,521,793
International	1,542,355	—	—	1,542,355
Preferred Stocks
Domestic	—	—	400[1]	400
Debt Securities:
Corporate Bonds	—	37,517,624	453,106	37,970,730
Commercial Mortgage-Backed Securities	—	4,727,761	—	4,727,761
Collateralized Mortgage Obligations	—	13,574,406	—	13,574,406
Purchased Call Options	171,724	—	—	171,724
Purchased Put Options	219,644	—	—	219,644
Investment Companies[2]	4,351,056	—	—	663,950,525
TOTAL SECURITIES	$33,806,572	$55,819,791	$453,506	$749,679,338
Other Financial Instruments
Assets
Futures	$44,220	$—	$—	$44,220
Swaps	—	350,001	—	350,001
Liabilities
Futures	(250,318)	—	—	(250,318)
Written Options	—	(1,899,593)	—	(1,899,593)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(206,098)	$(1,549,592)	$—	$(1,755,690)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $659,599,469 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
EUR	—Euro
FREMF	—Freddie Mac Multifamily K-Deals
JPY	—Japanese Yen
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.86	$8.63	$9.16	$9.16	$9.47	$8.96
Income From Investment Operations:
Net investment income	0.20[1]	0.36[1]	0.35[1]	0.39[1]	0.41[1]	0.47[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.25	0.21	(0.56)	0.00	(0.35)	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.57	(0.21)	0.39	0.06	1.00
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.32)	(0.39)	(0.37)	(0.49)
Net Asset Value, End of Period	$9.10	$8.86	$8.63	$9.16	$9.16	$9.47
Total Return[2]	5.19%	6.81%	(2.39)%	4.33%	0.66%	11.40%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	1.26%	1.27%	1.26%	1.26%	1.26%
Net investment income	4.43%[3]	4.16%	3.91%	4.26%	4.42%	5.10%
Expense waiver/reimbursement[4]	0.12%[3]	0.09%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$363,170	$392,737	$437,375	$527,657	$635,469	$813,104
Portfolio turnover	8%	14%	17%	22%	13%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.85	$8.62	$9.15	$9.14	$9.46	$8.95
Income From Investment Operations:
Net investment income	0.16[1]	0.30[1]	0.28[1]	0.32[1]	0.34[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.26	0.21	(0.56)	0.01	(0.36)	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.51	(0.28)	0.33	(0.02)	0.93
Less Distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.25)	(0.32)	(0.30)	(0.42)
Net Asset Value, End of Period	$9.09	$8.85	$8.62	$9.15	$9.14	$9.46
Total Return[2]	4.80%	6.02%	(3.13)%	3.66%	(0.20)%	10.58%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	2.01%	2.02%	2.01%	2.01%	2.01%
Net investment income	3.66%[3]	3.41%	3.16%	3.51%	3.67%	4.36%
Expense waiver/reimbursement[4]	0.12%[3]	0.09%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,254	$57,432	$68,623	$88,374	$103,142	$126,636
Portfolio turnover	8%	14%	17%	22%	13%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.85	$8.62	$9.15	$9.15	$9.46	$8.95
Income From Investment Operations:
Net investment income	0.16[1]	0.30[1]	0.28[1]	0.32[1]	0.34[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.26	0.21	(0.56)	0.00	(0.35)	0.53
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.51	(0.28)	0.32	(0.01)	0.93
Less Distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.25)	(0.32)	(0.30)	(0.42)
Net Asset Value, End of Period	$9.09	$8.85	$8.62	$9.15	$9.15	$9.46
Total Return[2]	4.79%	6.02%	(3.13)%	3.55%	(0.09)%	10.58%
Ratios to Average Net Assets:
Net expenses	1.73%[3]	2.01%	2.02%	2.01%	2.01%	2.01%
Net investment income	3.68%[3]	3.41%	3.16%	3.51%	3.67%	4.35%
Expense waiver/reimbursement[4]	0.12%[3]	0.09%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,492	$155,650	$177,330	$220,448	$262,115	$312,701
Portfolio turnover	8%	14%	17%	22%	13%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.81	$8.58	$9.11	$9.11	$9.42	$8.92
Income From Investment Operations:
Net investment income	0.20[1]	0.36[1]	0.35[1]	0.39[1]	0.41[1]	0.47[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.25	0.21	(0.56)	0.00	(0.35)	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.57	(0.21)	0.39	0.06	0.99
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.32)	(0.39)	(0.37)	(0.49)
Net Asset Value, End of Period	$9.05	$8.81	$8.58	$9.11	$9.11	$9.42
Total Return[2]	5.23%	6.86%	(2.40)%	4.35%	0.66%	11.34%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	1.26%	1.27%	1.26%	1.26%	1.26%
Net investment income	4.41%[3]	4.16%	3.91%	4.24%	4.42%	5.09%
Expense waiver/reimbursement[4]	0.11%[3]	0.09%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,685	$69,364	$76,954	$89,393	$90,204	$86,126
Portfolio turnover	8%	14%	17%	22%	13%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.81	$8.58	$9.11	$9.11	$9.43	$8.93
Income From Investment Operations:
Net investment income	0.21[1]	0.38[1]	0.37[1]	0.41[1]	0.43[1]	0.49[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.26	0.21	(0.56)	0.00	(0.36)	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.59	(0.19)	0.41	0.07	1.01
Less Distributions:
Distributions from net investment income	(0.23)	(0.36)	(0.34)	(0.41)	(0.39)	(0.51)
Net Asset Value, End of Period	$9.05	$8.81	$8.58	$9.11	$9.11	$9.43
Total Return[2]	5.38%	7.12%	(2.16)%	4.61%	0.81%	11.60%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	1.01%	1.02%	1.01%	1.01%	1.01%
Net investment income	4.64%[3]	4.41%	4.16%	4.51%	4.66%	5.33%
Expense waiver/reimbursement[4]	0.15%[3]	0.09%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,105	$93,764	$120,807	$151,517	$152,799	$260,363
Portfolio turnover	8%	14%	17%	22%	13%	7%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited)[1] 5/31/2017
Net Asset Value, Beginning of Period	$8.96
Income From Investment Operations:
Net investment income	0.13[2]
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.26
Less Distributions:
Distributions from net investment income	(0.11)
Net Asset Value, End of Period	$9.11
Total Return[3]	2.94%
Ratios to Average Net Assets:
Net expenses	0.61%[4]
Net investment income	4.19%[4]
Expense waiver/reimbursement[5]	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,941
Portfolio turnover	8%
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to May 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $663,950,525 of investment in affiliated holdings (Note 5) (identified cost $698,663,129)		$749,679,338
Cash denominated in foreign currencies (identified cost $725,131)		738,810
Restricted cash (Note 2)		6,485,547
Income receivable		3,368,253
Swaps, at value (premium paid $361,341)		350,001
Receivable for investments sold		118,294
Receivable for shares sold		677,791
TOTAL ASSETS		761,418,034
Liabilities:
Payable for investments purchased	$228,220
Payable for shares redeemed	1,043,135
Written options outstanding (premium received $1,716,956), at value	1,899,593
Bank overdraft	160,173
Payable for daily variation margin on futures contracts	1,307
Payable for periodic payments for swap contracts	16,222
Payable to adviser (Note 5)	9,085
Payable for administrative fees (Note 5)	1,634
Payable for distribution services fee (Note 5)	126,824
Payable for other service fees (Notes 2 and 5)	126,524
Accrued expenses (Note 5)	157,441
TOTAL LIABILITIES		3,770,158
Net assets for 83,377,451 shares outstanding		$757,647,876
Net Assets Consist of:
Paid-in capital		$871,113,508
Net unrealized appreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency		50,629,813
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(162,704,946)
Distributions in excess of net investment income		(1,390,499)
TOTAL NET ASSETS		$757,647,876
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($363,170,493 ÷ 39,895,934 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share (100/95.50 of $9.10)	$9.53
Redemption proceeds per share	$9.10
Class B Shares:
Net asset value per share ($52,254,096 ÷ 5,747,981 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share (94.50/100 of $9.09)	$8.59
Class C Shares:
Net asset value per share ($143,491,963 ÷ 15,778,181 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share (99.00/100 of $9.09)	$9.00
Class F Shares:
Net asset value per share ($66,685,176 ÷ 7,371,919 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.05
Offering price per share (100/99.00 of $9.05)	$9.14
Redemption proceeds per share (99.00/100 of $9.05)	$8.96
Institutional Shares:
Net asset value per share ($127,105,121 ÷ 14,040,934 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.05
Offering price per share	$9.05
Redemption proceeds per share	$9.05
Class R6 Shares:
Net asset value per share ($4,941,027 ÷ 542,502 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.11
Offering price per share	$9.11
Redemption proceeds per share	$9.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $19,474,042 received from affiliated holdings (Note 5))		$19,684,474
Interest		940,426
TOTAL INCOME		20,624,900
Expenses:
Investment adviser fee (Note 5)	$2,285,718
Administrative fee (Note 5)	300,056
Custodian fees	22,423
Transfer agent fee (Note 2)	434,549
Directors'/Trustees' fees (Note 5)	5,235
Auditing fees	15,807
Legal fees	3,679
Portfolio accounting fees	88,642
Distribution services fee (Note 5)	771,010
Other service fees (Notes 2 and 5)	810,949
Share registration costs	48,722
Printing and postage	32,474
Miscellaneous (Note 5)	16,850
TOTAL EXPENSES	4,836,114
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(403,061)
Reimbursement of other operating expenses (Notes 2 and 5)	(64,838)
TOTAL WAIVER AND REIMBURSEMENTS		$(467,899)
Net expenses			$4,368,215
Net investment income			16,256,685
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(456,452) on sales of investments in affiliated holdings (Note 5))			$(2,192,926)
Net realized loss on futures contracts			(204,628)
Net realized gain on written options			2,627,099
Net realized loss on swap contracts			(583,329)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			23,429,828
Net change in unrealized appreciation of futures contracts			(468,833)
Net change in unrealized appreciation of written options			(182,637)
Net change in unrealized appreciation of swap contracts			(222,766)
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions			22,201,808
Change in net assets resulting from operations			$38,458,493
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,256,685	$32,028,642
Net realized loss on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(353,784)	(20,080,886)
Net change in unrealized appreciation of investments, futures contracts, written option transactions, swap contracts and foreign currency translation of assets and liabilities in foreign currency	22,555,592	42,457,965
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,458,493	54,405,721
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,053,685)	(16,077,829)
Class B Shares	(1,105,796)	(2,013,686)
Class C Shares	(3,056,569)	(5,240,100)
Class F Shares	(1,642,075)	(2,898,700)
Institutional Shares	(2,811,252)	(4,189,760)
Class R6 Shares	(30,700)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,700,077)	(30,420,075)
Share Transactions:
Proceeds from sale of shares	89,721,124	93,359,680
Net asset value of shares issued to shareholders in payment of distributions declared	16,509,814	28,116,621
Cost of shares redeemed	(138,288,424)	(257,605,129)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,057,486)	(136,128,828)
Change in net assets	(11,299,070)	(112,143,182)
Net Assets:
Beginning of period	768,946,946	881,090,128
End of period (including undistributed (distributions in excess of) net investment income of $(1,390,499) and $52,893, respectively)	$757,647,876	$768,946,946
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
Effective January 27, 2017, the Fund began offering Class R6 Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares,
Semi-Annual Shareholder Report

Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $467,899 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fee Reimbursed
Class A Shares	$223,407	$(22,891)
Class B Shares	36,307	(2,913)
Class C Shares	85,375	(11,595)
Class F Shares	37,842	(1,412)
Institutional Shares	51,429	(26,027)
Class R6 Shares	189	—
TOTAL	$434,549	$(64,838)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$469,346
Class B Shares	68,048
Class C Shares	188,956
Class F Shares	84,599
TOTAL	$810,949
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2017 is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Semi-Annual Shareholder Report

Certain swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $15,142,857. This is based on amounts held as of each month-end throughout the period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the six-month period was $191,167,456 and $101,755,049, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the six-month period was $188,044 and $30,002, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$643,072	$453,106
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,642,523
Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency and market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2016	—	$ —
Contracts written	144,608,120	7,554,595
Contracts exercised	(175)	(164,502)
Contracts expired	(50,001,300)	(1,467,633)
Contracts bought back	(39,705,641)	(4,205,504)
Outstanding at May 31, 2017	54,901,004	$1,716,956
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased call and put options held by the Fund throughout the period was $50,648 and $109,950, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

The average market value of written call and put options held by the Fund throughout the period was $560,402 and $236,300, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$206,098*
Credit contracts	Swaps at value	350,001		—
Equity contracts		—	Written options outstanding	1,899,593
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$350,001		$2,105,691
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[1]	Written Option Contracts	Purchased Options[1]	Total
Interest rate contracts	$—	$(204,628)	$—	$1,728,179	$(1,410,019)	$113,532
Foreign exchange contracts	—	—	$150,454	824,998	(229,864)	745,588
Credit contracts	(583,329)	—		—	(23,275)	(606,604)
Equity contracts	—	—		73,922	—	73,922
TOTAL	$(583,329)	$(204,628)	$150,454	$2,627,099	(1,663,158)	$326,438
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Exchange Contracts[2]	Futures Contracts	Written Option Contracts	Total
Interest rate contracts	$—	$—	$(468,833)	$—	$(468,833)
Foreign exchange contracts	—	(150,454)	—	—	(150,454)
Credit contracts	(222,766)		—	—	(222,766)
Written option contracts	—		—	(182,637)	(182,637)
TOTAL	$(222,766)	$(150,454)	$(468,833)	$(182,637)	$(1,024,690)
1	The net realized gain (loss) on Forward Exchange Contracts and Purchased Options is found within the net realized gain (loss) on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts is found within the Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,487,872	$22,376,843	4,756,946	$41,260,593
Shares issued to shareholders in payment of distributions declared	939,351	8,415,077	1,738,495	14,976,155
Shares redeemed	(7,856,130)	(70,780,778)	(12,869,715)	(112,988,911)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,428,907)	$(39,988,858)	(6,374,274)	$(56,752,163)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	100,640	$904,838	239,629	$2,087,354
Shares issued to shareholders in payment of distributions declared	116,031	1,038,066	218,368	1,875,191
Shares redeemed	(958,879)	(8,611,258)	(1,932,059)	(17,384,881)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(742,208)	$(6,668,354)	(1,474,062)	$(13,422,336)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	717,373	$6,447,917	1,406,315	$12,197,645
Shares issued to shareholders in payment of distributions declared	314,723	2,815,914	557,180	4,789,458
Shares redeemed	(2,839,454)	(25,568,092)	(4,954,365)	(43,814,705)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,807,358)	$(16,304,261)	(2,990,870)	$(26,827,602)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	262,089	$2,344,465	385,981	$3,322,749
Shares issued to shareholders in payment of distributions declared	179,549	1,598,691	329,520	2,821,255
Shares redeemed	(946,383)	(8,468,838)	(1,811,790)	(16,266,050)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(504,745)	$(4,525,682)	(1,096,289)	$(10,122,046)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,874,326	$52,712,028	4,001,033	$34,491,339
Shares issued to shareholders in payment of distributions declared	292,669	2,611,367	426,407	3,654,562
Shares redeemed	(2,766,869)	(24,798,440)	(7,864,204)	(67,150,582)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,400,126	$30,524,955	(3,436,764)	$(29,004,681)

	Period Ended 5/31/2017[1]		Year Ended 11/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	545,844	$4,935,033	—	$—
Shares issued to shareholders in payment of distributions declared	3,390	30,699	—	—
Shares redeemed	(6,732)	(61,018)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	542,502	$4,904,714	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,540,590)	$(32,057,486)	(15,372,259)	$(136,128,828)
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to May 31, 2017.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $698,774,168. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding written option contracts; (c) futures contracts; and (d) swap contracts was $50,905,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,972,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,067,438.
At November 30, 2016 the Fund had a capital loss carryforward of $133,033,493 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$17,251,809	$88,360,412	$105,612,221
2017	27,421,272	NA	27,421,272
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund's average daily net assets. Prior to December 30, 2016, the advisory agreement provided for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $400,446 of its fee. For the six months ended May 31, 2017, the Adviser voluntarily reimbursed $64,838 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$204,143
Class C Shares	566,867
TOTAL	$771,010
For the six months ended May 31, 2017, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $200,361 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $16,403 in sales charges from the sale of Class A Shares. FSC also retained $35,481 of CDSC relating to redemptions of Class B Shares, $2,017 relating to redemptions of Class C Shares and $14,820 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $65,024 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.70%, 1.67%, 0.93%, 0.61% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $246,311 and $263,289, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Companies and Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $2,615. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 05/31/2017	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Core Fund	21,208,933	661,593	(1,902,994)	19,967,532	$203,069,802	$7,448,191
Federated Mortgage Core Portfolio	11,242,473	2,036,765	(813,850)	12,465,388	123,033,374	1,677,750
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,765,054	76,448,939	(74,864,242)	4,349,751	4,351,056	20,871
High Yield Bond Portfolio	55,627,881	—	(4,082,859)	51,545,022	333,496,293	10,327,230
TOTAL OF AFFILIATED TRANSACTIONS	90,844,341	79,147,297	(81,663,945)	88,327,693	$663,950,525	$19,474,042
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in portfolios of Federated Core Trust (“Core Trust”), which are managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly.
Semi-Annual Shareholder Report

Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$47,654,796
Sales	$87,900,743
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,051.90	$5.06
Class B Shares	$1,000	$1,048.00	$8.99
Class C Shares	$1,000	$1,047.90	$8.83
Class F Shares	$1,000	$1,052.30	$5.07
Institutional Shares	$1,000	$1,053.80	$3.43
Class R6 Shares	$1,000	$1,029.40	$2.12[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$4.99
Class B Shares	$1,000	$1,016.10	$8.85
Class C Shares	$1,000	$1,016.30	$8.70
Class F Shares	$1,000	$1,020.00	$4.99
Institutional Shares	$1,000	$1,021.60	$3.38
Class R6 Shares	$1,000	$1,022.80	$3.07[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.76%
Class C Shares	1.73%
Class F Shares	0.99%
Institutional Shares	0.67%
Class R6 Shares	0.61%
2	“Actual” expense information for the Fund's Class R6 Shares is for the period from January 27, 2017 (date of initial investment) to May 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.61%, multiplied by 125/365 (to reflect the period from date of initial investment to May 31, 2017). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 30 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's
Semi-Annual Shareholder Report

investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017